Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Re-measurements of post-employment benefits	$ (126)	$ (123)	$ 58
Exchange differences, cash flow and net investment hedges	(51)	(45)	304
Income tax (losses)/gains	$ (177)	$ (167)	$ 361